Income Taxes (Details) - Schedule of components of deferred taxes ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred tax assets:
Allowance for doubtful accounts	¥ 171	$ 27	¥ 633
Net operating losses carried forward	4,181	656	5,021
Total	¥ 4,352	$ 683	¥ 5,654